Commitments and Contingencies (Detail) - Schedule of estimated annual rental expense (USD $)	Sep. 30, 2012	Dec. 31, 2011
2012 (October 1 to December 31)	$ 156,000	$ 322,000
2013	468,000	427,000
Total	$ 624,000	$ 749,000